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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-21483
                                   ---------------------------------------------

                                 Veracity Funds
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    401 W. Main Street, Suite 2100    Louisville, Kentucky        40202
--------------------------------------------------------------------------------
         (Address of principal executive offices)               (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                     ---------------------------

Date of fiscal year end:     February 29, 2008
                         ---------------------------------------------

Date of reporting period:    May 31, 2007
                          --------------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS - 96.3%                                   VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 13.7%
    51,029     American Axle & Manufacturing Holdings, Inc.       $  1,470,656
    50,246     American Reprographics Co. (a)                        1,547,577
    37,892     Brown Shoe Co., Inc.                                  1,123,119
    34,337     Carter's, Inc. (a)                                      931,219
    34,230     CBRL Group, Inc.                                      1,538,296
    40,492     CEC Entertainment, Inc. (a)                           1,567,850
    78,330     Cinemark Holdings, Inc. (a)                           1,515,685
    64,562     Cooper Tire & Rubber Co.                              1,554,007
    71,607     Entercom Communications Corp.                         1,904,746
    56,316     Geo Group, Inc. (The) (a)                             3,069,222
    35,589     Hovnanian Enterprises, Inc. - Class A (a)               898,978
   112,206     IKON Office Solutions, Inc.                           1,634,841
    79,473     Insight Enterprises, Inc. (a)                         1,761,122
    60,486     MarineMax, Inc. (a)                                   1,256,899
    43,284     Media General, Inc. - Class A                         1,577,702
    34,749     Meritage Homes Corp. (a)                              1,205,443
    75,696     New York & Co., Inc. (a)                                925,762
    13,682     RC2 Corp. (a)                                           614,869
    60,569     Stage Stores, Inc.                                    1,265,892
   107,447     Standard Pacific Corp.                                2,290,770
                                                                 -------------
                                                                    29,654,655
                                                                 -------------

               CONSUMER STAPLES - 4.0%
    35,885     J & J Snack Foods Corp.                               1,411,357
    41,821     Longs Drug Stores Corp.                               2,395,507
    94,824     Pathmark Stores, Inc. (a)                             1,232,712
    46,026     Pilgrim's Pride Corp.                                 1,626,099
    87,282     Smart & Final, Inc. (a)                               1,921,077
                                                                 -------------
                                                                     8,586,752
                                                                 -------------

               ENERGY - 3.8%
    39,589     Carrizo Oil & Gas, Inc. (a)                           1,610,085
    51,551     Goodrich Petroleum Corp. (a)                          1,836,247
    62,170     Parallel Petroleum Corp. (a)                          1,433,640
   152,136     PetroQuest Energy, Inc. (a)                           2,154,246
    44,780     Superior Well Services, Inc. (a)                      1,160,698
                                                                 -------------
                                                                     8,194,916
                                                                 -------------

               FINANCIALS - 29.5%
    31,651     Advanta Corp. - Class B                               1,590,779
     8,638     Affiliated Managers Group, Inc. (a)                   1,124,668
    15,065     Alexandria Real Estate Equities, Inc.                 1,584,838
   137,147     American Equity Investment Life Holding Co.           1,644,393
    65,535     American Home Mortgage Investment Corp.               1,431,284
   100,396     Annaly Capital Management, Inc.                       1,550,114
    57,377     Argonaut Group, Inc. (a)                              1,900,900
    58,317     Assured Guaranty Ltd.                                 1,725,017
    76,915     BankUnited Financial Corp. - Class A                  1,762,892
    44,563     Calamos Asset Management, Inc. - Class A              1,111,847
    66,826     Central Pacific Financial Corp.                       2,267,406
    52,328     CompuCredit Corp. (a)                                 1,926,717
   100,831     Dime Community Bancshares                             1,361,219

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS - 96.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS - 29.5% (CONTINUED)
     7,700     Downey Financial Corp.                             $    560,483
    61,784     Equity Inns, Inc.                                     1,235,062
     8,650     FirstFed Financial Corp. (a)                            557,666
    47,470     First Midwest Bancorp, Inc.                           1,746,421
    45,212     Greater Bay Bancorp                                   1,261,867
    43,336     Hanover Insurance Group, Inc.                         2,114,363
    26,659     Health Care REIT, Inc.                                1,166,864
    50,678     Highland Hospitality Corp.                              976,565
    31,075     Independent Bank Corp.                                  537,287
    45,272     IndyMac Bancorp, Inc.                                 1,520,234
    33,252     International Bancshares Corp.                          892,814
    51,168     Irwin Financial Corp.                                   813,571
    44,123     MAF Bancorp, Inc.                                     2,377,347
    33,389     Navigators Group, Inc. (The) (a)                      1,653,089
   136,552     NorthStar Realty Finance Corp.                        1,967,714
    48,637     PFF Bancorp, Inc.                                     1,459,596
    20,020     ProAssurance Corp. (a)                                1,131,530
    82,329     RAIT Financial Trust                                  2,425,412
    38,600     Realty Income Corp.                                   1,058,412
    22,360     RLI Corp.                                             1,284,582
    81,583     South Financial Group, Inc. (The)                     1,941,675
    64,003     Sterling Financial Corp.                              1,935,451
    32,073     Triad Guaranty, Inc. (a)                              1,430,135
    55,426     Trustmark Corp.                                       1,492,068
    62,776     United America Indemity Ltd. - Class A (a)            1,568,772
    40,016     United Fire & Casualty Co.                            1,566,626
    64,215     Washington Federal, Inc.                              1,610,512
    25,708     Washington Real Estate Investment Trust                 966,364
    38,947     Whitney Holding Corp.                                 1,208,915
    49,769     World Acceptance Corp. (a)                            2,109,210
                                                                 -------------
                                                                    63,552,681
                                                                 -------------

               HEALTH CARE - 6.0%
    61,945     Alpharma, Inc. - Class A                              1,505,264
    65,858     LifePoint Hospitals, Inc. (a)                         2,673,176
    31,425     Magellan Health Services, Inc. (a)                    1,407,840
   113,541     Option Care, Inc.                                     1,711,063
    33,126     Owens & Minor, Inc.                                   1,175,973
    84,455     STERIS Corp.                                          2,539,562
    32,173     Varian, Inc. (a)                                      1,893,381
                                                                 -------------
                                                                    12,906,259
                                                                 -------------

               INDUSTRIALS - 15.4%
    26,950     A.O. Smith Corp.                                      1,058,866
    67,537     BE Aerospace, Inc. (a)                                2,585,992
    15,448     Bucyrus International, Inc. - Class A                 1,096,036
    50,370     Curtiss-Wright Corp.                                  2,270,176
    36,774     EMCOR Group, Inc. (a)                                 2,412,007
   114,534     Entegris, Inc. (a)                                    1,317,141
    16,907     Franklin Electric Co., Inc.                             796,996
    31,555     Genesee & Wyoming, Inc. - Class A (a)                 1,026,484

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS - 96.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS - 15.4% (CONTINUED)
    19,187     Granite Construction, Inc.                         $  1,314,118
   146,037     MasTec, Inc. (a)                                      1,984,643
    50,211     Moog, Inc. - Class A (a)                              2,162,086
    37,462     Perini Corp. (a)                                      2,060,410
    71,863     Quanta Services, Inc. (a)                             2,156,609
    63,224     Shaw Group, Inc. (a)                                  2,558,043
    53,458     SkyWest, Inc.                                         1,471,699
    32,610     URS Corp. (a)                                         1,639,631
    26,750     Wabtec Corp.                                          1,047,530
    54,155     Walter Industries, Inc.                               1,743,249
    30,161     Washington Group International, Inc. (a)              2,533,524
                                                                 -------------
                                                                    33,235,240
                                                                 -------------

               INFORMATION TECHNOLOGY - 14.8%
   120,031     ADC Telecommunications, Inc. (a)                      2,010,519
   114,779     AMIS Holdings, Inc. (a)                               1,466,876
   197,851     Andrew Corp. (a)                                      2,617,569
   106,122     Arris Group, Inc. (a)                                 1,745,707
    72,497     Aspen Technology, Inc. (a)                            1,077,305
    85,221     Chordiant Software, Inc. (a)                          1,205,877
    27,475     CommScope, Inc. (a)                                   1,503,707
    17,730     Comtech Telecommunications Corp. (a)                    793,772
    78,136     Cypress Semiconductor Corp. (a)                       1,677,580
    49,596     Diodes, Inc. (a)                                      1,834,556
    67,739     Electronics for Imaging, Inc. (a)                     1,931,239
    94,067     Fairchild Semiconductor International, Inc. (a)       1,732,714
    79,430     JDA Software Group, Inc. (a)                          1,444,832
   150,143     Lawson Software, Inc. (a)                             1,378,313
    87,658     Parametric Technology Corp. (a)                       1,637,451
   119,541     Perot Systems Corp. - Class A (a)                     2,041,760
   109,414     Plexus Corp. (a)                                      2,408,202
    81,732     Smart Modular Technologies, Inc. (a)                  1,171,219
    98,100     Sybase, Inc. (a)                                      2,360,286
                                                                 -------------
                                                                    32,039,484
                                                                 -------------

               MATERIALS - 2.9%
    31,367     Albany International Corp.                            1,227,077
    13,878     A. M. Castle & Co.                                      513,486
    44,721     CF Industries Holdings, Inc.                          2,000,370
    32,450     Foundation Coal Holdings, Inc.                        1,434,290
    19,313     Schnitzer Steel Industries, Inc.                      1,046,765
                                                                 -------------
                                                                     6,221,988
                                                                 -------------

               TELECOMMUNICATIONS SERVICES - 0.7%
   254,041     Cincinnati Bell, Inc. (a)                             1,481,059
                                                                 -------------

               UTILITIES - 5.5%
    30,013     ALLETE, Inc.                                          1,440,624
    47,416     Cleco Corp.                                           1,279,284
    51,491     IDACORP, Inc.                                         1,710,016
    34,544     New Jersey Resources Corp.                            1,892,320
    32,309     Northwest Natural Gas Co.                             1,609,957

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS - 96.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               UTILITIES - 5.5% (CONTINUED)
    62,756     PNM Resources, Inc.                                $  1,851,930
    74,169     Vectren Corp.                                         2,147,934
                                                                 -------------
                                                                    11,932,065
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $186,334,170)           $ 207,805,099
                                                                 -------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 3.9%                              VALUE
--------------------------------------------------------------------------------

 8,393,226     First American Treasury Obligations Fund -
                Class Y, 4.753% (b) (Cost $8,393,226)            $   8,393,226
                                                                 -------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 100.2%
                (Cost $194,727,396)                              $ 216,198,325

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)         (451,754)
                                                                 -------------
               NET ASSETS - 100.0%                               $ 215,746,571
                                                                 =============

(a)  Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective interest rate as of May 31, 2007.

     See  accompanying notes to portfolio of investments.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC ("the Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Veracity Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of May 31, 2007:

           Cost of portfolio investments           $   195,419,603
                                                  =================
           Gross unrealized appreciation           $    26,275,887
           Gross unrealized depreciation                (5,497,165)
                                                  -----------------
           Net unrealized appreciation             $    20,778,722
                                                  =================


     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)        Veracity Funds
               ____________________________________________________________



By (Signature and Title)*       /s/ Matthew G. Bevin
                          _________________________________________________
                                   Matthew G. Bevin, President


Date          July 12, 2007
        ______________________________




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*        /s/ Matthew G. Bevin
                          _________________________________________________
                                   Matthew G. Bevin, President


Date          July 12, 2007
        ______________________________




By (Signature and Title)*      /s/ Mark J. Seger
                          _________________________________________________
                                   Mark J. Seger, Treasurer


Date          July 12, 2007
        ______________________________



* Print the name and title of each signing officer under his or her signature.